Exhibit 99.1

World Omni Auto Receivables Trust 2021-D

Monthly Servicer Certificate

February 28, 2025

Dates Covered
Collections Period	02/01/25 - 02/28/25
Interest Accrual Period	02/18/25 - 03/16/25
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/17/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/25	220,852,058.85	20,191
Yield Supplement Overcollateralization Amount 01/31/25	2,078,496.21	0
Receivables Balance 01/31/25	222,930,555.06	20,191
Principal Payments	13,085,855.73	645
Defaulted Receivables	322,212.71	22
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/25	1,868,083.15	0
Pool Balance at 02/28/25	207,654,403.47	19,524

Pool Statistics	$ Amount	# of Accounts
Pool Factor	17.70%
Prepayment ABS Speed	1.16%
Aggregate Starting Principal Balance	1,183,996,579.97	40,585

Delinquent Receivables:
Past Due 31-60 days	4,168,229.00	263
Past Due 61-90 days	1,380,074.90	85
Past Due 91-120 days	184,240.08	11
Past Due 121+ days	0.00	0
Total	5,732,543.98	359

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.74%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.75%
Delinquency Trigger Occurred	NO

Recoveries	210,901.43
Aggregate Net Losses/(Gains) - February 2025	111,311.28
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.60%
Prior Net Losses/(Gains) Ratio	-0.72%
Second Prior Net Losses/(Gains) Ratio	1.80%
Third Prior Net Losses/(Gains) Ratio	0.74%
Four Month Average	0.61%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.51%

Overcollateralization Target Amount	5,755,408.97
Actual Overcollateralization	5,755,408.97
Weighted Average Contract Rate	4.22%
Weighted Average Contract Rate, Yield Adjusted	5.23%
Weighted Average Remaining Term	25.53

Flow of Funds	$ Amount
Collections	14,063,536.18
Investment Earnings on Cash Accounts	11,190.27
Servicing Fee	(185,775.46)
Transfer to Collection Account	-
Available Funds	13,888,950.99

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	139,611.91
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	43,738.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	24,753.67
(7) Noteholders' Third Priority Principal Distributable Amount	7,442,246.41
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,755,408.97
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	483,192.03

Total Distributions of Available Funds	13,888,950.99

Servicing Fee	185,775.46
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,096,400,000.00
Original Class B	34,530,000.00
Original Class C	17,270,000.00

Total Class A, B, & C
Note Balance @ 02/18/25	215,096,649.88
Principal Paid	13,197,655.38
Note Balance @ 03/17/25	201,898,994.50

Class A-1
Note Balance @ 02/18/25	0.00
Principal Paid	0.00
Note Balance @ 03/17/25	0.00
Note Factor @ 03/17/25	0.0000000%

Class A-2
Note Balance @ 02/18/25	0.00
Principal Paid	0.00
Note Balance @ 03/17/25	0.00
Note Factor @ 03/17/25	0.0000000%

Class A-3
Note Balance @ 02/18/25	41,696,649.88
Principal Paid	13,197,655.38
Note Balance @ 03/17/25	28,498,994.50
Note Factor @ 03/17/25	7.3564777%

Class A-4
Note Balance @ 02/18/25	121,600,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	121,600,000.00
Note Factor @ 03/17/25	100.0000000%

Class B
Note Balance @ 02/18/25	34,530,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	34,530,000.00
Note Factor @ 03/17/25	100.0000000%

Class C
Note Balance @ 02/18/25	17,270,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	17,270,000.00
Note Factor @ 03/17/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	208,103.58
Total Principal Paid	13,197,655.38
Total Paid	13,405,758.96

Class A-1
Coupon	0.11772%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.81000%
Interest Paid	28,145.24
Principal Paid	13,197,655.38
Total Paid to A-3 Holders	13,225,800.62

Class A-4
Coupon	1.10000%
Interest Paid	111,466.67
Principal Paid	0.00
Total Paid to A-4 Holders	111,466.67

Class B
Coupon	1.52000%
Interest Paid	43,738.00
Principal Paid	0.00
Total Paid to B Holders	43,738.00

Class C
Coupon	1.72000%
Interest Paid	24,753.67
Principal Paid	0.00
Total Paid to C Holders	24,753.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.1812433
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.4942130
Total Distribution Amount	11.6754563

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0726516
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	34.0672570
Total A-3 Distribution Amount	34.1399086

A-4 Interest Distribution Amount	0.9166667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.9166667

B Interest Distribution Amount	1.2666667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2666667

C Interest Distribution Amount	1.4333335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.4333335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	563.91
Noteholders' Principal Distributable Amount	436.09

Account Balances	$ Amount
Reserve Account
Balance as of 02/18/25	2,877,704.48
Investment Earnings	9,386.60
Investment Earnings Paid	(9,386.60)
Deposit/(Withdrawal)	-
Balance as of 03/17/25	2,877,704.48
Change	-

Required Reserve Amount	2,877,704.48

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,131,943.31	$1,873,712.92	$1,931,968.91
Number of Extensions	73	122	124
Ratio of extensions to Beginning of Period Receivables Balance	0.51%	0.79%	0.76%